Other Intangible Assets, Net (Details) - Schedule of other intangible assets, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 77,353	$ 94,688
Intangible assets, Accumulated amortization	43,318	51,868
Other intangible assets, net	$ 34,035	42,820
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	7 years 36 days
Intangible asset, Gross	$ 23,409	21,980
Intangible assets, Accumulated amortization	$ 14,673	11,705
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	4 years
Intangible asset, Gross	$ 52,555	71,428
Intangible assets, Accumulated amortization	$ 27,891	39,597
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	4 years 6 months
Intangible asset, Gross	$ 1,389	1,280
Intangible assets, Accumulated amortization	$ 754	$ 566